Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Non-current assets	$ 5,927.7	$ 5,713.0
Property, plant and equipment	5,079.1	4,771.2
Inventories	155.2	141.5
Equity accounted investees	178.8	233.3
Investments	138.6	147.9
Environmental trust funds	88.1	79.3
Loan advanced – contractor	27.3	68.4
Non-current derivative financial assets	0.0	31.4
Deferred taxation	260.6	240.0
Current assets	1,421.1	1,730.4
Inventories	627.6	521.6
Trade and other receivables	263.7	240.1
Derivative financial assets	5.1	81.9
Cash and cash equivalents	524.7	886.8
Assets held for sale	0.0	29.4
Total assets	7,348.8	7,472.8
EQUITY AND LIABILITIES
Equity attributable to owners of the parent	3,977.8	3,664.5
Stated capital	3,871.5	3,871.5
Other reserves	(2,116.3)	(1,962.6)
Retained earnings	2,222.6	1,755.6
Non-controlling interests	152.3	163.7
Total equity	4,130.1	3,828.2
Non-current liabilities	2,396.3	2,728.1
Deferred taxation	500.9	499.9
Borrowings	1,078.1	1,443.4
Provisions	434.0	379.3
Lease liabilities	355.1	364.8
Long-term incentive plan	28.2	33.4
Non-current derivative financial liabilities	0.0	7.3
Current liabilities	822.4	916.5
Trade and other payables	577.7	550.6
Derivative financial liabilities	6.8	21.8
Royalties payable	20.6	17.7
Taxation payable	115.9	121.3
Current portion of borrowings	0.0	83.5
Current portion of lease liabilities	60.4	64.2
Current portion of provisions	12.6	23.6
Current portion of long-term incentive plan	28.4	33.8
Total liabilities	3,218.7	3,644.6
Total equity and liabilities	$ 7,348.8	$ 7,472.8